Marketable debt securities - Disclosure of maturity analysis of debt instruments, book value (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Financial liabilities	€ 280,339	€ 246,163	€ 235,269
Debt securities issued
Marketable debt securities
Financial liabilities	280,339
Debt securities issued | Within 3 months
Marketable debt securities
Financial liabilities	35,087
Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	47,413
Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	82,627
Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	56,414
Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	58,798
Subordinated debt
Marketable debt securities
Financial liabilities	25,717	25,938	21,686
Subordinated debt | Within 3 months
Marketable debt securities
Financial liabilities	0
Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	678
Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	3,706
Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	3,774
Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	17,559
Senior unsecured debt
Marketable debt securities
Financial liabilities	127,457
Senior unsecured debt | Within 3 months
Marketable debt securities
Financial liabilities	5,224
Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	13,924
Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	48,113
Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	31,854
Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	28,342
Senior secured debt
Marketable debt securities
Financial liabilities	84,140
Senior secured debt | Within 3 months
Marketable debt securities
Financial liabilities	4,204
Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	15,445
Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	30,808
Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	20,786
Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	12,897
Promissory notes and other securities
Marketable debt securities
Financial liabilities	43,025	€ 25,863	€ 22,006
Promissory notes and other securities | Within 3 months
Marketable debt securities
Financial liabilities	25,659
Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	17,366
Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	€ 0